John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 99.1%		$67,273,124
(Cost $52,704,213)
Communication services 9.5%		6,436,379
Diversified telecommunication services 2.3%
Verizon Communications, Inc.	26,521	1,576,408
Interactive media and services 6.5%
Alphabet, Inc., Class A (A)	2,196	3,146,385
Facebook, Inc., Class A (A)	6,055	1,222,565
Media 0.7%
Omnicom Group, Inc.	6,520	491,021
Consumer discretionary 10.3%		6,988,204
Hotels, restaurants and leisure 0.9%
Starbucks Corp.	7,412	628,760
Internet and direct marketing retail 1.2%
Booking Holdings, Inc. (A)	458	838,392
Multiline retail 1.6%
Target Corp.	9,699	1,074,067
Specialty retail 4.7%
The Home Depot, Inc.	4,773	1,088,721
The TJX Companies, Inc.	20,390	1,203,826
Tractor Supply Company	9,252	859,973
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	13,442	1,294,465
Consumer staples 7.0%		4,730,831
Food and staples retailing 2.8%
Costco Wholesale Corp.	3,341	1,020,742
Sysco Corp.	10,573	868,466
Food products 1.0%
McCormick & Company, Inc.	4,131	674,881
Household products 1.5%
The Procter & Gamble Company	8,056	1,003,939
Personal products 1.7%
Unilever NV, NY Shares	19,952	1,162,803
Energy 3.0%		2,034,384
Oil, gas and consumable fuels 3.0%
EOG Resources, Inc.	5,747	419,014
Marathon Oil Corp.	39,064	444,158
Marathon Petroleum Corp.	8,324	453,658
ONEOK, Inc.	9,584	717,554
Financials 13.1%		8,917,751
Banks 8.0%
Bank of America Corp.	53,479	1,755,716
First Republic Bank	8,248	914,538
KeyCorp	73,163	1,368,880
The PNC Financial Services Group, Inc.	9,298	1,381,218
Capital markets 0.9%
The Bank of New York Mellon Corp.	14,702	658,356
Insurance 4.2%
Aflac, Inc.	17,193	886,643
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Lincoln National Corp.	13,881	$756,237
The Travelers Companies, Inc.	9,088	1,196,163
Health care 14.2%		9,604,434
Health care equipment and supplies 4.8%
Baxter International, Inc.	13,010	1,160,752
Becton, Dickinson and Company	2,278	626,860
Medtronic PLC	6,890	795,382
Stryker Corp.	3,340	703,738
Health care providers and services 3.2%
Cigna Corp.	4,274	822,232
CVS Health Corp.	11,698	793,358
Quest Diagnostics, Inc.	4,849	536,639
Life sciences tools and services 2.4%
Illumina, Inc. (A)	1,939	562,446
IQVIA Holdings, Inc. (A)	6,682	1,037,381
Pharmaceuticals 3.8%
AstraZeneca PLC, ADR	19,388	944,196
Johnson & Johnson	277	41,237
Merck & Company, Inc.	18,495	1,580,213
Industrials 9.1%		6,198,780
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	7,389	764,909
Commercial services and supplies 1.1%
Waste Management, Inc.	6,288	765,250
Electrical equipment 2.7%
Eaton Corp. PLC	10,964	1,035,769
Rockwell Automation, Inc.	4,211	807,080
Machinery 3.2%
Deere & Company	2,330	369,491
Ingersoll-Rand PLC	8,849	1,178,952
Xylem, Inc.	7,618	622,086
Road and rail 1.0%
J.B. Hunt Transport Services, Inc.	6,071	655,243
Information technology 24.8%		16,833,639
Communications equipment 1.0%
Cisco Systems, Inc.	14,950	687,252
IT services 5.4%
Mastercard, Inc., Class A	7,653	2,417,889
PayPal Holdings, Inc. (A)	10,788	1,228,645
Semiconductors and semiconductor equipment 3.6%
ASML Holding NV	2,369	664,884
First Solar, Inc. (A)	6,969	345,523
NXP Semiconductors NV	4,582	581,273
Texas Instruments, Inc.	7,338	885,330
Software 9.9%
Adobe, Inc. (A)	3,332	1,169,998
Autodesk, Inc. (A)	5,479	1,078,541
Microsoft Corp.	21,230	3,613,979
Palo Alto Networks, Inc. (A)	3,700	868,686
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 4.9%
Apple, Inc.	10,635	$3,291,639
Materials 1.8%		1,237,512
Chemicals 1.8%
Ecolab, Inc.	3,489	684,228
International Flavors & Fragrances, Inc.	4,220	553,284
Real estate 4.4%		2,975,673
Equity real estate investment trusts 3.6%
American Tower Corp.	5,274	1,222,197
AvalonBay Communities, Inc.	2,540	550,393
Prologis, Inc.	7,416	688,798
Real estate management and development 0.8%
CBRE Group, Inc., Class A (A)	8,424	514,285
Utilities 1.9%		1,315,537
Electric utilities 0.8%
Avangrid, Inc.	10,845	577,605
Water utilities 1.1%
American Water Works Company, Inc.	5,418	737,932

	Yield (%)	Shares	Value
Short-term investments 0.9%			$612,841
(Cost $612,841)
Short-term funds 0.9%			612,841
Federated Government Obligations Fund, Institutional Class	1.4500(B)	612,841	612,841

Total investments (Cost $53,317,054) 100.0%	$67,885,965
Other assets and liabilities, net (0.0%)	(21,506)
Total net assets 100.0%	$67,864,459

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-20.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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